Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Number of States in which Entity Operates		9
Debt Issuance Costs, Gross, Current		$ 0.5
Debt Issuance Cost, Gross, Noncurrent		0.1
Advertising Expense		2.1	$ 2.4
Depreciation, Total		29.5	$ 29.0
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 7.8
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect	$ 2.4
Current Period Reclassification Adjustment	$ 2.4
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life		30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		15 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		7 years
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		20 years
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | GMOL and B&G Foods [Member]
Concentration Risk, Percentage		6.00%	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage		47.00%	45.00%
Seneca Food Plants [Member]
Number of Real Estate Properties		27
Seneca Foods Warehouses [Member]
Number of Real Estate Properties		31